Significant Accounting Policies - Impairment of Long-lived Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Minimum
Impairment of Long-lived Assets:
Average historical period for estimating time charter equivalent rates	5 years
Maximum
Impairment of Long-lived Assets:
Average historical period for estimating time charter equivalent rates	15 years
Vessel
Impairment of Long-lived Assets:
Term of multi-year fixed rate period charters for vessels in current fleet and contracted vessels	1 year
Impairment loss	$ 0	$ 0
Vessel | Maximum
Impairment of Long-lived Assets:
Term of multi-year fixed rate period charters for vessels in current fleet and contracted vessels	18 years